Net Income Per Share - Computation of Basic and Diluted Net Income/(Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
Numerator:
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders-basic (US$ in thousands)		$ 475,172	$ 371,716	$ 309,591
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders-diluted (US$ in thousands)		$ 474,030	$ 371,518	$ 308,443
Denominator
Weighted average common shares outstanding-basic		1,578,483,794	1,619,727,518	1,653,597,432
Plus: incremental weighted average common shares from assumed vesting of NES using the treasury stock method		17,021,841	11,409,646	15,902,520
Weighted average common shares outstanding-diluted		1,595,505,635	1,631,137,164	1,669,499,952
Net income/(loss) per common share
- Basic (US$)		$ 0.3	$ 0.23	$ 0.19
- Diluted (US$)	[1]	$ 0.3	$ 0.23	$ 0.18

[1]	For the year ended May 31, 2026, the Company does not have any securities that would have an anti-dilutive effect included in the computation of diluted net income per common share.